Consolidated Statement of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Operating activities
Net profit/(loss) for the year	€ (228,034)	€ (378,084)	€ (481,447)
Reversal of finance income	(113,999)	(25,609)	(43,857)
Reversal of finance expenses	206,687	100,027	44,065
Reversal of (gain)/loss on disposal of property, plant and equipment	0	(91)	5
Reversal of income taxes	15,383	4,843	7,303
Adjustments for non-cash items:
Non-cash consideration relating to revenue	(5,630)	(27,069)	(2,354)
Share of (profit)/loss of associates	(16,308)	20,060	18,395
Share-based payment	116,171	95,512	66,660
Depreciation	17,206	17,247	18,428
Impairment of property, plant and equipment	5,283	0	7,834
Amortization	490	467	483
Changes in working capital:
Inventories	(5,920)	(86,678)	(78,258)
Receivables	15,588	(118,607)	(32,773)
Prepayments	(6,051)	10,392	(11,413)
Contract liabilities	131	(1,197)	(7,080)
Trade payables, accrued expenses and other liabilities	(10,373)	26,965	3,551
Provisions	77,585	61,968	26,187
Cash flows generated from/(used in) operations	68,209	(299,854)	(464,271)
Finance income received	15,302	14,374	17,048
Finance expenses paid	(22,935)	(15,205)	(15,672)
Income taxes received/(paid)	(6,679)	(5,512)	(4,466)
Cash flows from/(used in) operating activities	53,897	(306,197)	(467,361)
Investing activities
Proceeds from disposal of property, plant and equipment	0	950	51
Acquisition of intangible assets and property, plant and equipment	(8,485)	(1,427)	(2,442)
Settlement of marketable securities	0	7,353	288,865
Cash flows from/(used in) investing activities	(8,485)	6,876	286,474
Financing activities
Repayment of borrowings	(21,958)	(11,365)	(10,438)
Net proceeds from borrowings	0	134,158	136,256
Proceeds from exercise of warrants	87,078	30,514	10,286
Proceeds from follow-on public offering	0	309,913	0
Costs of follow-on public offering	0	(19,291)	0
Acquisitions of treasury shares, net of transactions costs	(17,396)	0	0
Payment of withholding taxes under stock incentive programs	(11,396)	0	(1,812)
Cash flows from/(used in) financing activities	36,328	443,929	134,292
Increase/(decrease) in cash and cash equivalents	81,740	144,608	(46,595)
Cash and cash equivalents at January 1	559,543	392,164	444,767
Effect of exchange rate changes on balances held in foreign currencies	(25,242)	22,771	(6,008)
Cash and cash equivalents at December 31	€ 616,041	€ 559,543	€ 392,164